Asset Allocation: Diversified Growth Portfolio (Prospectus Summary): | Asset Allocation: Diversified Growth Portfolio
Asset Allocation: Diversified Growth Portfolio

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

Supplement to the Summary Prospectus Dated July 30, 2012

Effective immediately, Asset Allocation: Diversified Growth Portfolio (the “Portfolio”) . In the Portfolio Summary , in the Fees and Expenses of the Portfolio section, the Annual Portfolio Operating Expenses section is deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Asset Allocation: Diversified Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.29%	0.29%	0.28%
Total Annual Portfolio Operating Expenses	1.14%	1.29%	1.38%